INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2022
INVENTORIES
Schedule of information about inventories

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Raw materials	6,761	4,741
Work in progress	244	244
Finished goods	37,548	34,117
	44,553	39,102
Less: Inventory impairment provision	(7,513)	(7,513)
Total	37,040	31,589

Schedule of analysis of the amount of inventories recognized as an expense and included in profit or loss

The analysis of the amount of inventories recognized as an expense and included in profit or loss is as follows:

	For the six months ended June 30,
	2022	2021
	RMB’000	RMB’000
Carrying amount of inventories sold	11,472	16,625
Write down of inventories (included in cost of sales)	—	—
	11,472	16,625